INCOME TAXES - Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Net loss carryforward	¥ 156,003,878	$ 21,972,687	¥ 148,078,332
Lease liabilities	417,112,367	58,749,048	447,847,914
Bad debt expenses	89,464,616	12,600,828	79,889,329
Deferred revenue	83,228,802	11,722,532	92,320,709
Impairment of Long-lived assets and other assets	65,542,792	9,231,509	58,292,381
Accrued expenses	19,373,529	2,728,705	19,923,623
Unrealized losses from equity securities	1,342,225	189,048	717,944
Outside basis difference			5,759,144
Valuation allowance	(192,143,009)	(27,062,777)	(180,469,287)
Total deferred tax assets	639,925,200	90,131,580	672,360,089
Deferred tax liabilities:
Depreciation of property and equipment	(2,479,000)	(349,160)	(10,504,158)
Unrealized gains from equity securities	(1,939,227)	(273,134)	(5,360,418)
Intangible assets arising from acquisition	(75,820,498)	(10,679,094)	(82,416,163)
Withholding tax on PRC earnings to be distributed	(30,504,731)	(4,296,502)	(20,730,212)
Right-of-use assets	(381,932,879)	(53,794,121)	(414,067,632)
Total deferred tax liabilities	¥ (492,676,335)	$ (69,392,011)	¥ (533,078,583)